Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
Accounting Standards Update and Change in Accounting Principle	The impact of adoption of the lease guidance as of January 1, 2019 did not have any material impact on the Consolidated Statements of Operations and Comprehensive Loss or Consolidated Statements of Cash Flows, but had the following impact on the Consolidated Statements of Financial Condition:

	Adoption
	December 31, 2018	Adjustments	January 1, 2019
Right-of-use lease assets	$—	$70,199	$70,199
Lease liabilities	—	78,394	78,394
Deferred rent	8,927	(8,927)	—
Prepaid expenses and other assets	28,959	(732)	28,227

Schedule of Cash and Cash Equivalents
A reconciliation of the Company’s cash, cash equivalents and restricted cash as of September 30, 2021 and September 30, 2020 is presented below:

	September 30,
	2021	2020
Cash	$415,839	$186,225
Cash equivalents	—	—
Restricted cash	1,835	1,835
Cash, cash equivalents and restricted cash as shown on statements of cash flows	$417,674	$188,060